[ING FUNDS LETTERHEAD]

April 27, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re :

ING Prime Rate Trust (25,000,000 Common Shares)

File Nos. 333-161328 and 811-05410

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 3 (the “Amendment”) to the registration statement of ING Prime Rate Trust (the “Trust”).  The registration statement relates to shares that may be issued pursuant to the Trust’s Shareholder Reinvestment Program and pursuant to privately negotiated transactions.  This Amendment is being filed in reliance on Section 8(c) of the Securities Act of 1933, as amended and the Amendment must be declared effective by the Commission.

Should you have any questions, please contact Kimberly Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Very truly yours,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

ING Investment Management – ING Funds

Attachment

cc:

Karl Egbert

Dechert LLP